Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash	$ 6,581	$ 3,931	$ 1,361
Receivables	248,120	150,713	146,478
Inventories	247,368	260,300	232,409
Deferred income taxes and other current assets	12,848	13,555	7,173
Total current assets	514,917	428,499	387,421
Property, plant and equipment, net	288,170	292,082	294,901
Other assets:
Goodwill	86,280	86,297	86,259
Intangible assets, net	60,266	66,184	78,717
Other assets	68,591	64,533	60,441
Total assets	1,018,224	937,595	907,739
Current liabilities:
Current maturities of debt obligations	11,148	11,153	11,942
Accounts payable	113,530	108,111	110,251
Other accrued liabilities	43,508	37,956	35,441
Accrued income taxes	22,360	7,372	9,511
Total current liabilities	190,546	164,592	167,145
Long-term debt obligation	386,435	442,895	338,048
Deferred tax liabilities	64,398	69,169	74,114
Other liabilities	14,263	15,324	5,808
Total liabilities	655,642	691,980	585,115
Commitments and contingencies (see Note 11)
Mezzanine equity:
Redeemable Common Stock		549,119	522,276
Redeemable Convertible Preferred Stock	326,623	291,720	282,547
Deferred compensation - unearned ESOP shares	(217,346)	(197,888)	(196,477)
Total mezzanine equity	109,277	642,951	608,346
Stockholders' equity:
Common stock	12,393	11,957	11,957
Paid-in capital	675,183	22,547	41,152
Common stock in treasury, at cost	(447,674)	(448,439)	(448,571)
Accumulated other comprehensive loss	(8,483)	(5,977)	(856)
Retained earnings			87,331
Total ADS stockholders' equity	231,419	(419,912)	(308,987)
Noncontrolling interest in subsidiaries	21,886	22,576	23,265
Total stockholders' equity	253,305	(397,336)	(285,722)
Total liabilities, mezzanine equity and stockholders' equity	$ 1,018,224	$ 937,595	$ 907,739